Contributed Equity (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Classes Of Share Capital [Abstract]
Schedule of Share Capital

(a) Share capital

	Year Ended 30 June
	2022	2021	2022	2021
	Number of shares	Number of shares	Amount	Amount
Ordinary shares
Fully paid	485,951,369	404,601,384	$458,677,068	$233,196,507

(b)
Ordinary share capital

Date	Details	Note	Number of Shares	Issue Price	Amount
July 1, 2020	Balance		348,206,772		$99,851,510
July 10, 2020	Exercise of options	(e)	250,000	$0.80	$200,000
Sept 23, 2020	Settlement of limited recourse loan	(j)	—		$1,500,000
Sept 24, 2020	Exercise of options	(e)	500,000	$0.90	$450,000
Sept 24, 2020	Exercise of options	(e)	2,500,000	$0.66	$1,650,000
Sept 28, 2020	Exercise of performance rights	(g)	158,865	—	$—
Mar 3, 2021	Placement to institutional investors	(h)	39,700,000	$2.90	$115,130,000
Mar 16, 2021	Exercise of performance rights	(g)	3,400,000	—	$—
Mar 16, 2021	Exercise of options	(e)	1,500,000	$0.74	$1,110,000
Mar 16, 2021	Exercise of options	(e)	30,000	$0.90	$27,000
Mar 16, 2021	Exercise of options	(e)	33,333	$0.50	$16,667
May 11, 2021	Placement to directors	(h)	5,672,414	$2.90	$16,450,001
May 24, 2021	Exercise of options	(e)	2,500,000	$0.66	$1,650,000
June 3, 2021	Exercise of options	(e)	150,000	$0.90	$135,000
	Share issue costs	(i)			$(4,973,671)
June 30, 2021	Balance		404,601,384		$233,196,507
Sept 30, 2021	Placement shares	(d)	77,962,578	$2.67	$208,138,475
Dec 14, 2021	Exercise of performance rights	(c)	1,291,851	—	$—
Feb 1, 2022	KORE Power Consideration Shares	(f)	1,974,723	$8.87	$17,515,793
Mar 8, 2022	Exercise of options	(e)	33,333	$0.50	$16,667
May 31, 2022	Exercise of performance rights	(c)	87,500	—	$—
	Share issue costs		—		$(190,374)
June 30, 2022	Balance		485,951,369		$458,677,068